Fees and Expenses - (Fidelity Treasury Digital Fund)	Apr. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%A
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%B
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%

A	Based on estimated amounts for the current fiscal year.
B
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse OnChain shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for OnChain shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

Expense Example Narrative [Text Block]
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, With Redemption [Table]

1 year	$20
3 years	$70
5 years	$130
10 years	$308